Earnings Per Share - Narrative (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Potentially dilutive instruments, share options (in shares)	1,000,000	405,000	1,000,000